INCOME TAXES (Details 1)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State tax rate, net of federal benefit	7.00%	7.00%
Permanent differences	0.00%	0.00%
Research and development tax credits	2.00%	3.00%
Section 179 assets	1.00%	0.00%
Changes in valuation allowance	(31.00%)	(31.00%)
Effective income tax rate	0.00%	0.00%